Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 12, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A of Deutsche Alternative Asset Allocation Fund (to be known as Deutsche Real Assets Fund) (the “Fund”), a series of Deutsche Market Trust (the “Trust”) (Reg. Nos. 002-21789, 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 15, 2016. No fees are required in connection with this filing.

The Amendment is being filed (1) to reflect changes to the name, investment objective and investment strategy of the Fund as set forth in a Prospectus supplement filed on November 18, 2015, and (2) to include information about changes in the management fee structure and the addition of a sub-advisor. During the first quarter of 2016 shareholders will be asked to approve a new Investment Management Agreement between the Fund and Deutsche Investment Management Americas Inc. and a new Sub-Advisory Agreement with RREEF America L.L.C. Contingent upon shareholder approval of the agreements, the changes reflected in the enclosed Amendment will become effective on or about April 15, 2016. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on July 29, 2015 in Post-Effective Amendment No. 126 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.